CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT)
Deferred tax in capital distribution to EchoStar	$ 3,542
Deferred tax in deemed distribution of redeemable noncontrolling interest	8,489
Revaluation of EchoStar's interest in Sling TV to redemption value, deferred taxes	$ 5,820